Average Annual Total Returns - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - Fidelity Advisor International Capital Appreciation Fund
	Dec. 30, 2024
Fidelity Advisor International Capital Appreciation Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	19.98%
Past 5 years	9.70%
Past 10 years	6.65%
Fidelity Advisor International Capital Appreciation Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.02%
Past 5 years	9.52%
Past 10 years	6.62%
Fidelity Advisor International Capital Appreciation Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.94%
Past 5 years	7.75%
Past 10 years	5.47%
Fidelity Advisor International Capital Appreciation Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	25.32%
Past 5 years	10.18%
Past 10 years	6.64%
Fidelity Advisor International Capital Appreciation Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	22.56%
Past 5 years	9.95%
Past 10 years	6.63%
Fidelity Advisor International Capital Appreciation Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	27.63%
Past 5 years	11.30%
Past 10 years	7.57%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	27.79%
Past 5 years	11.45%
Since Inception	10.19%	[1]
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Past 10 years	4.00%

[1]	A From February 1, 2017 .